Advances to suppliers, net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Advances to suppliers, net [Line Items]
Advances to Suppliers	$ 10,967,390	$ 11,529,363
Allowance for doubtful accounts	(333,110)	(138,834)
Advances to Suppliers, net	$ 10,634,280	$ 11,390,529